Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Schedule of income tax provision (benefit)
	December 31, 2022		December 31, 2021
Amount using the statutory rate	$(1,362,800)	21%	$(621,000)	(21)%
Changes in prior year estimate	-	-	(734,000)	(25)
Other	300	-	-	-
Change in valuation allowance	1,362,500	21	1,355,000	46
Total income tax provision (benefit)	$-	-%	$-	-%

Schedule of net deferred tax assets
	Years ended December 31,
	2022	2021
Deferred tax asset:
Net operating loss carryforward	$5,529,600	$4,131,000
Exploration costs	5,200	12,000
Stock based compensation	95,800	96,000
Asset retirement obligation	189,500	161,000
Total deferred tax assets	5,820,100	4,400,000
Valuation allowance	(5,631,500)	(4,269,000)
	188,600	131,000
Deferred tax liabilities
Property and equipment	(74,900)	(131,000)
Inventory	(113,700)	-
	(188,600)	(131,000)
Net deferred tax assets	$-	$-